Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 10, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Marketing costs (in Dollars)	$ 5,000,000	$ 786,519	$ 1,416,672	$ 1,406,786	$ 1,981,777	$ 4,091,542	$ 34,094
Federal deposit insurance corporation (in Dollars)		250,000		250,000		250,000
Cash in excess of FDIC (in Dollars)						165,000	0
Allowance for doubtful accounts (in Dollars)		0		$ 0		$ 0	0
Purchased finished products				32.00%		25.00%
Number of vendors				2		2
Total accounts receivable (in Dollars)		$ 141,386		$ 141,386		$ 51,324	$ 100,255
Number of customers				4		2	3
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of the assets						3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of the assets						5 years
Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%	10.00%
Concentration of Purchases [Member] | Vendors One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchased finished products				10.00%		11.00%
Concentration of Purchases [Member] | Vendors Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchased finished products				12.00%		14.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				13.00%		75.00%	89.00%
Accounts Receivable [Member] | Customer Four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				67.00%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				23.00%		48.00%
Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				20.00%		27.00%
Accounts Receivable [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				11.00%
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash in excess of FDIC (in Dollars)				$ 59,000		$ 380,000